Equity (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Future Relinquishments of Incentive Distribution Rights [Table Text Block]	ETE agreed to relinquish its right to the following amounts of incentive distributions in future periods, including distributions on ETP Class I Units:

Total Year
2016	$137
2017	128
2018	105
2019	95

Change In ETE Common Units
The change in ETE Common Units during the years ended December 31, 2015, 2014 and 2013 was as follows:

	Years Ended December 31,
	2015	2014	2013
Number of Common Units, beginning of period	1,077.5	1,119.8	1,119.8
Conversion of Class D Units to ETE Common Units	0.9	—	—
Repurchase of common units under buyback program	(33.6)	(42.3)	—
Number of Common Units, end of period	1,044.8	1,077.5	1,119.8

Accumulated Other Comprehensive Income (Loss)
The following table presents the components of AOCI, net of tax:

	December 31,
	2015	2014
Available-for-sale securities	$—	$3
Foreign currency translation adjustment	(4)	(3)
Net losses on commodity related hedges	—	(1)
Actuarial gain (loss) related to pensions and other postretirement benefits	8	(57)
Investments in unconsolidated affiliates, net	—	2
Subtotal	4	(56)
Amounts attributable to noncontrolling interest	(4)	51
Total AOCI included in partners’ capital, net of tax	$—	$(5)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The table below sets forth the tax amounts included in the respective components of other comprehensive income (loss):

	December 31,
	2015	2014
Available-for-sale securities	$(2)	$(1)
Foreign currency translation adjustment	4	2
Actuarial (gain) loss relating to pension and other postretirement benefits	7	(37)
Total	$9	$(36)

Parent Company [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Our distributions declared during the years ended December 31, 2015, 2014, and 2013 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2012	February 7, 2013	February 19, 2013	$0.1588
March 31, 2013	May 6, 2013	May 17, 2013	0.1613
June 30, 2013	August 5, 2013	August 19, 2013	0.1638
September 30, 2013	November 4, 2013	November 19, 2013	0.1681
December 31, 2013	February 7, 2014	February 19, 2014	0.1731
March 31, 2014	May 5, 2014	May 19, 2014	0.1794
June 30, 2014	August 4, 2014	August 19, 2014	0.1900
September 30, 2014	November 3, 2014	November 19, 2014	0.2075
December 31, 2014	February 6, 2015	February 19, 2015	0.2250
March 31, 2015	May 8, 2015	May 19, 2015	0.2450
June 30, 2015	August 6, 2015	August 19, 2015	0.2650
September 30, 2015	November 5, 2015	November 19, 2015	0.2850
December 31, 2015	February 4, 2016	February 19, 2016	0.2850

ETP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
ETP’s distributions declared during the periods presented below were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2012	February 7, 2013	February 14, 2013	$0.8938
March 31, 2013	May 6, 2013	May 15, 2013	0.8938
June 30, 2013	August 5, 2013	August 14, 2013	0.8938
September 30, 2013	November 4, 2013	November 14, 2013	0.9050
December 31, 2013	February 7, 2014	February 14, 2014	0.9200
March 31, 2014	May 5, 2014	May 15, 2014	0.9350
June 30, 2014	August 4, 2014	August 14, 2014	0.9550
September 30, 2014	November 3, 2014	November 14, 2014	0.9750
December 31, 2014	February 6, 2015	February 13, 2015	0.9950
March 31, 2015	May 8, 2015	May 15, 2015	1.0150
June 30, 2015	August 6, 2015	August 14, 2015	1.0350
September 30, 2015	November 5, 2015	November 16, 2015	1.0550
December 31, 2015	February 8, 2016	February 16, 2016	1.0550

Sunoco Logistics [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Sunoco Logistics Quarterly Distributions of Available Cash
Distributions declared by Sunoco Logistics during the years ended December 31, 2015, 2014, and 2013 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2012	February 8, 2013	February 14, 2013	$0.2725
March 31, 2013	May 9, 2013	May 15, 2013	0.2863
June 30, 2013	August 8, 2013	August 14, 2013	0.3000
September 30, 2013	November 8, 2013	November 14, 2013	0.3150
December 31, 2013	February 10, 2014	February 14, 2014	0.3312
March 31, 2014	May 9, 2014	May 15, 2014	0.3475
June 30, 2014	August 8, 2014	August 14, 2014	0.3650
September 30, 2014	November 7, 2014	November 14, 2014	0.3825
December 31, 2014	February 9, 2015	February 13, 2015	0.4000
March 31, 2015	May 11, 2015	May 15, 2015	0.4190
June 30, 2015	August 10, 2015	August 14, 2015	0.4380
September 30, 2015	November 9, 2015	November 13, 2015	0.4580
December 31, 2015	February 8, 2016	February 12, 2016	0.4790

Sunoco LP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Sunoco LP Quarterly Distributions of Available Cash
Distributions declared by Sunoco LP subsequent to our acquisition on August 29, 2014 were as follows:

Quarter Ended	Record Date	Payment Date	Rate
September 30, 2014	November 18, 2014	November 28, 2014	$0.5457
December 31, 2014	February 17, 2015	February 27, 2015	0.6000
March 31, 2015	May 19, 2015	May 29, 2015	0.6450
June 30, 2015	August 18, 2015	August 28, 2015	0.6934
September 30, 2015	November 17, 2015	November 27, 2015	0.7454
December 31, 2015	February 5, 2016	February 16, 2016	0.8013